Impairment (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m

Impact of transfers between stages	419	152
Other changes in credit quality	15	(473)
Additions and repayments	(76)	(359)
Methodology and model changes	2	3
Other items	4	—
	(55)	(829)
Total impairment charge (credit)	364	(677)

In respect of:
Loans and advances to banks	1	(3)
Loans and advances to customers	329	(594)
Debt securities	2	—
Financial assets held at amortised cost	332	(597)
Impairment charge (credit) on drawn balances	332	(597)
Loan commitments and financial guarantees	32	(78)
Financial assets at fair value through other comprehensive income	—	(2)
Total impairment charge (credit)	364	(677)